CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current
Cash	$ 1,645	$ 11,362	$ 134,702
VAT recoverable		0	809
Deferred financing charge	1,835	1,215	55,464
Prepaid expenses		0	9,630
Total current assets	3,480	12,577	200,605
Equipment	0	576	2,434
Total assets	3,480	13,153	203,039
Current
Accounts payable and accrued liabilities	2,799,244	2,589,324	410,024
Derivative liability		0	67,500
Promissory notes payable	757,600	299,000	867,919
Total liabilities	3,556,844	2,888,324	1,345,443
CAPITAL DEFICIT
Capital stock Authorized: 150,000,000 common shares, par value $0.001 per share Issued and outstanding: 30,240,687 common shares (September 30, 2012 - 30,240,687)	30,241	30,241	26,572
Additional paid-in capital	34,599,514	34,599,514	28,034,245
Share subscriptions received	33,348	0
Deficit accumulated during the development stage	(38,216,467)	(37,504,926)	(29,203,221)
Total stockholder's equity	(3,553,364)	(2,875,171)	(1,142,404)
Total liabilities and stockholder's equity	$ 3,480	$ 13,153	$ 203,039